Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost	$ 485,087	$ 426,068
Accumulated depreciation:	359,539	334,410
Property and equipment, net	125,548	91,658
Equipment [Member]
Cost:
Cost	446,189	390,573
Computers [Member]
Cost:
Cost	4,949	965
Office furniture [Member]
Cost:
Cost	11,949	11,069
Leasehold improvements [Member]
Cost:
Cost	$ 22,000	$ 23,461